UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09833
Investment Company Act File Number
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 37.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$473,097

		$473,097

Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$332,901

		$332,901

Banks — 9.5%
American Express Co., 6.80%, 9/1/66(1)	$580	$569,850
American Express Co., 8.125%, 5/20/19	890	1,079,774
Bank of America Corp., 5.65%, 5/1/18	1,150	1,165,291
Bank of America Corp., 8.125%, 12/29/49(1)	650	664,027
Bear Stearns Co., Inc., 7.25%, 2/1/18	955	1,105,368
Capital One Financial Corp., 8.875%, 5/15/40	250	274,321
Citigroup Capital XXI, 8.30%, 12/21/57(1)	330	335,775
Citigroup Funding, Inc., MTN, 1.30%, 5/7/10(1)	400	400,338
Citigroup, Inc., 5.00%, 9/15/14	280	279,881
Citigroup, Inc., 5.85%, 8/2/16(2)	745	765,042
Citigroup, Inc., 8.50%, 5/22/19	185	216,283
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,314,948
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,290	1,367,080
Macquarie Group, Ltd., 6.00%, 1/14/20(2)(3)	180	179,875
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,185,744
PNC Funding Corp., 3.625%, 2/8/15	610	614,331
Wells Fargo & Co., 3.75%, 10/1/14(2)	1,280	1,296,835

		$12,814,763

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$184,830
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	657,575
Bottling Group, LLC, 6.95%, 3/15/14	540	625,711
Diageo Capital PLC, 5.875%, 9/30/36	120	124,187
Diageo Capital PLC, 7.375%, 1/15/14(2)	510	593,592

		$2,185,895

Broadcasting and Cable — 1.0%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$910,437
Time Warner Cable, Inc., 8.75%, 2/14/19	360	447,187

		$1,357,624

Bulding Materials — 0.4%
Masco Corp., 7.125%, 3/15/20	$550	$556,580

		$556,580

Commercial Services — 0.5%
Waste Management, Inc., 7.375%, 3/11/19	$260	$301,894
Waste Management, Inc., 7.75%, 5/15/32	310	366,328

		$668,222

Communications Services — 1.3%
AT&T, Inc., 4.85%, 2/15/14	$165	$177,315
AT&T, Inc., 5.80%, 2/15/19(2)	475	508,633
Crown Castle International Corp., 9.00%, 1/15/15(2)	270	293,625

	Principal
	Amount
Security	(000’s omitted)	Value
Qwest Corp., 7.625%, 6/15/15	$270	$296,325
Telecom Italia Capital, 6.175%, 6/18/14	500	534,943

		$1,810,841

Computers — 0.2%
Brocade Communications Systems, Inc., 6.625%, 1/15/18(3)	$300	$306,750

		$306,750

Diversified Manufacturing — 2.0%
Fortune Brands, Inc., 6.375%, 6/15/14(2)	$620	$679,144
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,404,421
Tyco International, Ltd., 6.875%, 1/15/21	550	629,712

		$2,713,277

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39(2)	$420	$446,137
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	368,885

		$815,022

Electrical and Electronic Equipment — 0.5%
Amphenol Corp., 4.75%, 11/15/14	$700	$720,824

		$720,824

Energy — 0.3%
Marathon Oil Corp., 6.50%, 2/15/14	$90	$100,993
Marathon Oil Corp., 7.50%, 2/15/19	215	252,960

		$353,953

Financial Services — 1.8%
General Electric Capital Corp., 5.625%, 5/1/18	$1,500	$1,570,057
HSBC Finance Corp., 5.25%, 1/14/11	775	799,164

		$2,369,221

Foods — 0.8%
Kraft Foods, Inc., 5.375%, 2/10/20	$660	$672,070
McDonald’s Corp., 5.80%, 10/15/17(2)	365	407,782

		$1,079,852

Foods-Retail — 0.9%
Kroger Co. (The), 6.40%, 8/15/17	$620	$690,319
Safeway, Inc., 6.25%, 3/15/14	510	567,387

		$1,257,706

Health Services — 0.9%
HCA, Inc., 8.50%, 4/15/19(3)	$250	$270,156
Laboratory Corp. of America, 5.50%, 2/1/13	545	579,570
McKesson Corp., 6.50%, 2/15/14	340	380,086

		$1,229,812

Insurance — 1.7%
MetLife, Inc., 6.75%, 6/1/16	$600	$673,248
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	641,281
The Travelers Cos., Inc., 5.80%, 5/15/18	875	938,846

		$2,253,375

Lodging and Gaming — 0.7%
International Game Technology, 7.50%, 6/15/19	$600	$680,737
MGM Mirage, Inc., 8.50%, 9/15/10(2)	300	303,375

		$984,112

Media — 0.5%
Walt Disney Co. (The), 5.50%, 3/15/19(2)	$600	$652,712

		$652,712

	Principal
	Amount
Security	(000’s omitted)	Value
Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$655,626

		$655,626

Oil and Gas-Equipment and Services — 0.6%
Transocean, Inc., 7.375%, 4/15/18	$650	$762,389

		$762,389

Pipelines — 1.0%
Energy Transfer Partners LP, 9.70%, 3/15/19	$555	$703,608
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	695,725

		$1,399,333

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$527,796
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	334,301
Regency Centers, LP, 5.875%, 6/15/17	320	319,923
Vornado Realty, LP, 4.25%, 4/1/15	605	601,080

		$1,783,100

Retail-Drug Stores — 0.7%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$691,187
Walgreen Co., 5.25%, 1/15/19	240	255,510

		$946,697

Retail-Specialty and Apparel — 3.3%
Costco Wholesale Corp., 5.50%, 3/15/17(2)	$730	$802,241
Kohl’s Corp., 6.25%, 12/15/17	600	668,533
Limited Brands, Inc., 8.50%, 6/15/19(2)	250	280,000
Nordstrom, Inc., 6.25%, 1/15/18(2)	340	374,653
Staples, Inc., 9.75%, 1/15/14(2)	520	630,923
Target Corp., 6.00%, 1/15/18(2)	600	672,805
Toys “R” Us, 10.75%, 7/15/17(3)	250	280,000
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	700	756,424

		$4,465,579

Software — 0.4%
CA, Inc., 5.375%, 12/1/19	$545	$551,909

		$551,909

Technology — 0.3%
Western Union Co., 6.50%, 2/26/14	$410	$462,778

		462,778

Tobacco — 1.1%
Altria Group, Inc., 9.95%, 11/10/38	$440	$579,437
Philip Morris International, Inc., 5.65%, 5/16/18	870	938,237

		$1,517,674

Transportation — 0.6%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$743,588

		$743,588

Utilities — 1.4%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$612,849
Georgia Power Co., 5.70%, 6/1/17(2)	565	620,226

	Principal
	Amount
Security	(000’s omitted)	Value
Southern California Edison Co., 4.15%, 9/15/14(2)	$150	$158,497
Southern California Edison Co., 6.05%, 3/15/39	490	518,332

		$1,909,904

Total Corporate Bonds (identified cost $47,115,553)		$50,135,116

Agency Mortgage-Backed Securities — 23.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$486	$488,048
Gold Pool #E00421, 6.00%, 3/1/11	12	12,881
Gold Pool #E00598, 5.50%, 12/1/13	212	226,382
Gold Pool #E00617, 5.50%, 1/1/14	362	387,226
Gold Pool #G04309, 5.50%, 5/1/38	5,893	6,223,893
Gold Pool #G18176, 5.00%, 4/1/22	2,172	2,305,981
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	101	101,915
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	171	175,902

		$9,922,228

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$4,495	$4,733,077
Pool #257169, 4.50%, 3/1/38	3,781	3,792,879
Pool #448183, 5.50%, 10/1/13	40	42,284
Pool #535454, 6.00%, 2/1/15	77	82,949
Pool #545937, 6.00%, 6/1/14	63	68,112
Pool #545948, 6.00%, 12/1/14	50	54,270
Pool #889040, 5.00%, 6/1/37	2,524	2,604,265
Pool #918109, 5.00%, 5/1/37	5,336	5,505,776
Pool #929009, 6.00%, 1/1/38	3,372	3,573,585

		$20,457,197

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$260	$280,583
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	668	728,390

		$1,008,973

Total Agency Mortgage-Backed Securities (identified cost $29,408,432)		$31,388,398

Commercial Mortgage-Backed Securities — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$475	$485,269
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	471,391
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	324,489
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	399,483
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	500	519,389
CGCMT, Series 2004-C1, Class A4, 5.373%, 4/15/40	350	369,637
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	23	23,102
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	340	346,586
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	250	256,767
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	529,949
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	615	629,636
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	450	460,328

	Principal
	Amount
Security	(000’s omitted)	Value
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	$359	$372,382
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	181	183,357
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	310	313,395
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39	500	520,725
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	398,637
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	308,526
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	137	140,342
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	919,332
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,100,353
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	235	241,270
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	493,333
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	380	386,987
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	309	312,156
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	662	678,271
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	467,708
WBCMT, Series 2004-C12, Class A4, 5.238%, 7/15/41	585	602,000
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	610	638,317

Total Commercial Mortgage-Backed Securities (identified cost $12,397,378)		$12,893,117

Asset-Backed Securities — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(3)	$850	$849,909
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	628,268
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	649,969

Total Asset-Backed Securities (identified cost $2,049,652)		$2,128,146

U.S. Government Agency Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,082,354

Total U.S. Government Agency Bonds (identified cost $1,020,581)		$1,082,354

U.S. Treasury Obligations — 23.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 6.375%, 8/15/27	$7,300	$8,971,021
U.S. Treasury Note, 1.375%, 11/15/12	375	375,029
U.S. Treasury Note, 1.75%, 11/15/11	1,875	1,903,858
U.S. Treasury Note, 2.75%, 7/31/10	9,000	9,079,461
U.S. Treasury Note, 3.375%, 11/15/19	9,000	8,687,115
U.S. Treasury Note, 4.00%, 2/15/15	215	230,252
U.S. Treasury Note, 4.50%, 2/28/11	2,290	2,375,786

Total U.S. Treasury Obligations (identified cost $31,127,699)		$31,622,522

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$394,913

Total Taxable Municipal Securities (identified cost $395,000)		$394,913

Preferred Securities — 1.4%

Security	Shares/Units	Value
Commercial Banks — 0.5%
Barclays Bank PLC, 7.434%(1)(3)	7,000	$715,297

		$715,297

Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.925%(1)(3)	4	$806,758

		$806,758

Insurance — 0.3%
RAM Holdings, Ltd., Series A, 7.50%(4)	2,000	$400,125

		$400,125

Total Preferred Securities (identified cost $3,477,385)		$1,922,180

Interest Rate Swaptions — 0.2%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	$9,000,000	$334,350

Total Interest Rate Swaptions (identified cost $548,100)			$334,350

Short-Term Investments — 9.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LCC, 0.18%(5)(6)	$7,323	$7,323,478
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)	4,770	4,770,382

Total Short-Term Investments (identified cost $12,093,860)		$12,093,860

Total Investments — 106.6% (identified cost $139,633,640)		$143,994,956

Other Assets, Less Liabilities — (6.6)%		$(8,885,047)

Net Assets — 100.0%		$135,109,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LBUBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2010.

(2)		All or a portion of this security was on loan at March 31, 2010.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $3,408,745 or 2.5% of the Portfolio’s net assets.

(4)		Non-income producing security.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees), net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $1,515, $630 and $0, respectively.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $7,190,712 and received $7,323,478 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,520,999

Gross unrealized appreciation	$6,549,014
Gross unrealized depreciation	(2,075,057)

Net unrealized appreciation	$4,473,957

A summary of financial instruments outstanding at March 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive
		Credit	(000’s	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(22,209)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880%	6/20/2012	(7,774)

						$(29,983)

Credit Default Swaps — Buy Protection

Notional
		Amount	Pay
		(000’s	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$4,746

$4,746

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At March 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$50,135,116	$—	$50,135,116
Agency Mortgage-Backed Securities	—	31,388,398	—	31,388,398
Commercial Mortgage-Backed Securities	—	12,893,117	—	12,893,117
Asset-Backed Securities	—	2,128,146	—	2,128,146
U.S. Government Agency Bonds	—	1,082,354	—	1,082,354
U.S. Treasury Obligations	—	31,622,522	—	31,622,522
Taxable Municipal Securities	—	394,913	—	394,913
Preferred Securities	—	1,922,180	—	1,922,180
Interest Rate Swaptions	—	334,350	—	334,350
Short-Term Investments	—	12,093,860	—	12,093,860

Total Investments	$—	$143,994,956	$—	$143,994,956

Credit Default Swaps	$—	$4,746	$—	$4,746

Total	$—	$143,999,702	$—	$143,999,702

Liability Description

Credit Default Swaps	$—	$(29,983)	$—	$(29,983)

Total	$—	$(29,983)	$—	$(29,983)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster

Thomas H. Luster
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster

Thomas H. Luster
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010